COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended
Jun. 30, 2021
COMMITMENTS AND CONTINGENCIES
Schedule of Commitments

	Less than 1 year	1–3 years	4–5 years	More than 5 years	Total
Gas, electricity and non-commodity contracts	$1,252,345	$1,247,531	$238,030	$65,231	$2,803,137